Liquidity - Bonds (Details) € in Millions, $ in Millions	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018
Financial Liabilities
Effective Interest Rate	0.87%	0.87%	1.09%	1.33%
Carrying Amount	€ 13,344		€ 13,617
Bonds
Financial Liabilities
Carrying Amount	10,369		9,433
Euro bonds
Financial Liabilities
Carrying Amount	€ 10,125		9,166
Euro bond 8 - 2014 | 2024
Financial Liabilities
Issue Price	99.478%	99.478%
Coupon Rate	1.125%	1.125%
Effective Interest Rate	1.24%	1.24%
Nominal Volume	€ 1,000
Carrying Amount	€ 998		997
Euro bond 9 - 2014 | 2027
Financial Liabilities
Issue Price	99.284%	99.284%
Coupon Rate	1.75%	1.75%
Effective Interest Rate	1.87%	1.87%
Nominal Volume	€ 1,000
Carrying Amount	€ 1,006		985
Euro bond 11 - 2015 | 2021
Financial Liabilities
Issue Price	100.00%	100.00%
Coupon Rate	0.00%	0.00%
Effective Interest Rate	0.07%	0.07%
Nominal Volume	€ 650
Carrying Amount	€ 0		650
Euro bond 12 - 2015 | 2025
Financial Liabilities
Issue Price	99.264%	99.264%
Coupon Rate	1.00%	1.00%
Effective Interest Rate	1.13%	1.13%
Nominal Volume	€ 600
Carrying Amount	€ 597		596
Euro bond 14 - 2018 | 2022
Financial Liabilities
Issue Price	100.519%	100.519%
Coupon Rate	0.00%	0.00%
Effective Interest Rate	(0.15%)	(0.15%)
Nominal Volume	€ 500
Carrying Amount	€ 500		501
Euro bond 15 - 2018 | 2026
Financial Liabilities
Issue Price	99.576%	99.576%
Coupon Rate	1.00%	1.00%
Effective Interest Rate	1.06%	1.06%
Nominal Volume	€ 500
Carrying Amount	€ 498		498
Euro bond 16 - 2018 | 2030
Financial Liabilities
Issue Price	98.687%	98.687%
Coupon Rate	1.375%	1.375%
Effective Interest Rate	1.50%	1.50%
Nominal Volume	€ 500
Carrying Amount	€ 510		491
Euro bond 17 - 2018 | 2021
Financial Liabilities
Issue Price	100.024%	100.024%
Coupon Rate	0.00%	0.00%
Effective Interest Rate	(0.01%)	(0.01%)
Nominal Volume	€ 500
Carrying Amount	€ 0		500
Euro bond 18 - 2018 | 2023
Financial Liabilities
Issue Price	99.654%	99.654%
Coupon Rate	0.25%	0.25%
Effective Interest Rate	0.36%	0.36%
Nominal Volume	€ 900
Carrying Amount	€ 899		898
Euro bond 19 - 2018 | 2025
Financial Liabilities
Issue Price	99.227%	99.227%
Coupon Rate	0.75%	0.75%
Effective Interest Rate	0.89%	0.89%
Nominal Volume	€ 850
Carrying Amount	€ 845		844
Euro bond 20 - 2018 | 2028
Financial Liabilities
Issue Price	98.871%	98.871%
Coupon Rate	1.25%	1.25%
Effective Interest Rate	1.38%	1.38%
Nominal Volume	€ 1,000
Carrying Amount	€ 1,009		982
Euro bond 21 - 2018 | 2031
Financial Liabilities
Issue Price	98.382%	98.382%
Coupon Rate	1.625%	1.625%
Effective Interest Rate	1.78%	1.78%
Nominal Volume	€ 1,250
Carrying Amount	€ 1,279		1,224
Eurobond 22 - 2020 | 2023
Financial Liabilities
Issue Price	99.794%	99.794%
Coupon Rate	0.00%	0.00%
Effective Interest Rate	0.07%	0.07%
Nominal Volume	€ 600
Carrying Amount	€ 599		0
Eurobond 23 - 2020 | 2026
Financial Liabilities
Issue Price	99.20%	99.20%
Coupon Rate	0.125%	0.125%
Effective Interest Rate	0.26%	0.26%
Nominal Volume	€ 600
Carrying Amount	€ 596		0
Eurobond 24 - 2020 | 2029
Financial Liabilities
Issue Price	98.787%	98.787%
Coupon Rate	0.375%	0.375%
Effective Interest Rate	0.51%	0.51%
Nominal Volume	€ 800
Carrying Amount	€ 789		0
USD-Bond-2018 | 2025
Financial Liabilities
Issue Price	100.00%	100.00%
Coupon Rate	0.721%	0.721%
Effective Interest Rate	0.83%	0.83%
Nominal Volume | $		$ 300
Carrying Amount	€ 243		€ 267